Liquidity and Management Plans (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liquidity and Management Plans (Textual)
Operating income	$ (1,683,738)	$ (1,473,199)	$ 49,565	$ (6,107,216)	$ (6,710,088)	$ (10,924,297)
Net loss	(4,031,152)	$ (2,447,649)	(5,960,684)	(10,368,921)	(12,752,928)	(13,076,854)
Working capital deficiency	$ 6,322,182		6,322,182		2,073,523
Proceeds received from issuance of Series A preferred stock, net				1,869,775	1,869,775
Proceeds received from issuance of Series B preferred stock, net				4,090,000	$ 4,090,000
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Issuance of a promissory note				$ 400,000	$ 400,000
Contingent consideration	$ 5,340,432		5,340,432		1,496,442
Stockholders' equity	$ 6,835,893		$ 6,835,893		$ 2,818,731	$ 881,333	$ 2,735,344
Series A Convertible Preferred Stock [Member]
Liquidity and Management Plans (Textual)
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stockholders' equity					$ 1,869,775
Series B Convertible Preferred Stock [Member]
Liquidity and Management Plans (Textual)
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stockholders' equity					$ 4,090,000